UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH  45202

(Name and address of agent for service)

Registrant's telephone number, including area code:  800-934-5550

Date of fiscal year end:   06/30/2015

Date of reporting period: 09/30/2014

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCK - 98.27%	Shares	Fair Value

Consumer Discretionary - 19.16%
Amazon.com, Inc. (a)	2,100	$677,124
AutoZone, Inc. (a)	1,400	713,524
Dollar Tree, Inc. (a)	13,500	756,945
Domino's Pizza, Inc.	11,400	877,344
Home Depot, Inc.	12,700	1,165,098
PetSmart, Inc.	12,200	855,098
Service Corp. International	36,100	763,154
Starbucks Corp.	10,500	792,330
Yum! Brands, Inc.	10,000	719,800
		7,320,417
Consumer Staples - 5.47%
Dr Pepper Snapple Group, Inc.	10,900	700,979
Wal-Mart Stores, Inc.	9,000	688,230
Whole Foods Market, Inc.	18,400	701,224
		2,090,433
Energy - 11.65%
Apache Corp.	5,800	544,446
Baker Hughes, Inc.	8,100	526,986
Devon Energy Corp.	8,000	545,440
Diamond Offshore Drilling, Inc.	16,300	558,601
LinnCo LLC	21,800	631,110
Peabody Energy Corp.	43,600	539,768
Transocean Ltd.	18,000	575,460
Valero Energy Corp.	11,400	527,478
		4,449,289
Financials - 16.39%
Bank of America Corp.	44,300	755,315
Citigroup, Inc.	16,000	829,120
Ezcorp, Inc. (a)	104,800	1,038,568
Federated Investors, Inc.	36,500	1,071,640
Lincoln National Corp.	10,000	535,800
Regions Financial Corp.	63,000	632,520
Umpqua Holdings Corp.	44,400	731,268
Zions Bancorporation	22,900	665,474
		6,259,705
Health Care - 16.21%
Edwards Lifesciences Corp. (a)	7,900	806,985
IDEXX Laboratories, Inc. (a)	6,200	730,546
InVivo Therapeutics Holdings Corp. (a)	173,029	96,031
OPKO Health, Inc. (a)	78,300	666,333
Patterson Cos., Inc.	19,600	812,028
Sarepta Therapeutics, Inc. (a)	38,800	818,680
Tenet Healthcare Corp. (a)	12,400	736,436
Zimmer Holdings, Inc.	6,100	613,355
Zoetis, Inc.	24,700	912,665
		6,193,059

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCK - 98.27% (continued)	Shares	Fair Value

Industrials - 7.80%
Boeing Co.	6,200	$789,756
Caterpillar, Inc.	5,000	495,150
Republic Services, Inc.	19,800	772,596
Stanley Black & Decker, Inc.	10,400	923,416
		2,980,918
Information Technology - 14.55%
Cirrus Logic, Inc. (a)	24,600	512,910
Jabil Circuit, Inc.	26,800	540,556
Paychex, Inc.	19,400	857,480
Rovi Corp. (a)	33,000	651,585
Symantec Corp.	26,600	625,366
Take-Two Interactive Software, Inc. (a)	45,500	1,049,685
Teradata Corp. (a)	13,900	582,688
TIBCO Software, Inc. (a)	31,300	739,619
		5,559,889
Materials - 3.78%
Axiall Corp.	11,800	422,558
Barrick Gold Corp.	31,200	457,392
WR Grace & Co. (a)	6,200	563,828
		1,443,778
Telecommunication Services - 3.26%
Sprint Corp. (a)	90,700	575,038
Verizon Communications, Inc.	13,400	669,866
		1,244,904

TOTAL COMMON STOCK (Cost $35,499,139)		37,542,392

MONEY MARKET SECURITIES - 0.19%
Federated Prime Obligations Fund - Institutional Shares, 0.02% (b)	71,529	71,529

TOTAL MONEY MARKET SECURITIES (Cost $71,529)		71,529

TOTAL INVESTMENTS (Cost $35,570,668) - 98.46%		$37,613,921
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.54%		589,276
NET ASSETS - 100.00%		$38,203,197

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the yield at September 30, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these schedules of investments.

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCK - 34.71%	Shares	Fair Value

Consumer Discretionary - 1.65%
Superior Industries International, Inc.	32,205	$564,554

Consumer Staples - 8.59%
B&G Foods, Inc. - Class A	20,400	562,020
Colgate-Palmolive Co.	9,100	593,502
Philip Morris International, Inc.	7,000	583,800
Sysco Corp.	31,400	1,191,630
		2,930,952
Energy - 6.66%
EOG Resources, Inc.	5,800	574,316
LinnCo LLC	41,200	1,192,740
Ship Finance International Ltd.	29,821	504,571
		2,271,627
Financials - 11.97%
Bank of Nova Scotia	9,400	581,390
BGC Partners, Inc. - Class A	80,000	594,400
Cincinnati Financial Corp.	12,300	578,715
Federated Investors, Inc.	20,000	587,200
New York Community Bancorp, Inc.	37,200	590,364
Umpqua Holdings Corp.	34,000	559,980
US Bancorp	14,200	593,986
		4,086,035
Health Care - 1.71%
Bristol-Myers Squibb Co.	11,400	583,452

Industrials - 1.38%
Diana Containerships, Inc.	209,800	472,050

Information Technology - 1.66%
Cypress Semiconductor Corp.	57,400	566,825

Utilities - 1.09%
Atlantic Power Corp.	155,500	370,090

TOTAL COMMON STOCK (Cost $12,543,362)		11,845,585

CORPORATE BONDS - 40.14%	Principal Amount	Fair Value

Barclays Bank PLC, 10.000%, 07/31/2034 (c)	750,000	689,625
Bridgemill Finance LLC, 8.000%, 07/15/2017 (b) (d)	967,857	963,018
Caesars Entertainment Operating Co., Inc., 9.000%, 02/15/2020	800,000	612,000
Chukchansi Economic Development Authority, 9.750%, 05/30/2020 (d)	2,227,651	1,537,079
Citigroup, Inc., 8.000%, 01/30/2023	448,000	431,155
Community Choice Financial, Inc., 10.750%, 05/01/2019	1,000,000	755,000

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

CORPORATE BONDS - 40.14% (continued)	Principal Amount	Fair Value

Forest Oil Corp., 7.250%, 06/15/2019	$1,375,000	$1,285,625
Gentiva Health Services, Inc., 11.500%, 09/01/2018	1,000,000	1,062,500
GrafTech International Ltd., 6.375%, 11/15/2020	650,000	645,125
JC Penney Corp., Inc., 7.950%, 04/01/2017	600,000	624,000
Molycorp, Inc., 10.000%, 06/01/2020	750,000	521,250
Morgan Stanley, 12.000%, 03/25/2031 (c)	600,000	627,000
Morgan Stanley, 9.000%, 06/30/2031 (c)	900,000	977,625
Morgan Stanley, 12.000%, 08/30/2028 (c)	350,000	342,563
NII Capital Corp., 7.625%, 04/01/2021 (g) (i)	1,100,000	209,000
O&G Leasing LLC, 10.500%, 09/15/2013 (b) (d) (e) (f) (g)	1,530,000	1,086,300
Plaza of Orlando Condominium Finance Co. LLC, 5.500%, 05/15/2031 (b) (d) (f)	361,000	259,920
SG Structured Products, Inc., 10.750%, 11/27/2028 (c)	600,000	594,000
Thornton Drilling Co., 5.000%, 06/15/2018 (b) (f)	540,278	476,525

TOTAL CORPORATE BONDS (Cost $15,447,474)		13,699,310

REVERSE CONVERTIBLE BONDS - 14.15%
Barclays Bank PLC, 20.000%, 03/27/2015	540,000	540,000
BNP Paribas SA, 10.450%, 03/02/2015	600,000	603,420
BNP Paribas SA, 10.500%, 03/20/2015	600,000	553,043
BNP Paribas SA, 20.500%, 02/27/2015	575,000	507,136
JPMorgan Chase & Co., 9.000%, 03/23/2015	500,000	491,900
JPMorgan Chase & Co., 12.500%, 02/11/2015	600,000	599,940
JPMorgan Chase & Co., 17.850%, 10/20/2014	600,000	605,520
Societe Generale SA, 10.600%, 10/27/2014	500,000	498,500
Societe Generale SA, 15.750%, 02/06/2015	600,000	431,370

TOTAL REVERSE CONVERTIBLE BONDS (Cost $5,115,000)		4,830,829

FOREIGN BONDS DENOMINATED IN US DOLLARS - 8.60%
Bank of Nova Scotia, 9.000%, 07/29/2033 (c)	1,600,000	1,568,000
Cash Store Financial Services, Inc., 11.500%, 01/31/2017 (d) (g)	1,289,000	220,128
Newland International Properties Corp., 9.500%, 07/03/2017 (d)	632,850	240,483
Newland International Properties Corp., 9.500%, 07/03/2017 (h)	385,990	146,676
Oceanografia SA de CV, 11.250%, 07/15/2015 (e) (g) (h)	1,150,000	172,500
Panama Canal Railway Co., 7.000%, 11/01/2026 (h)	592,200	585,686

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $5,210,577)		2,933,473

MONEY MARKET SECURITIES - 5.02%	Shares	Fair Value
Federated Prime Obligations Fund - Institutional Shares, 0.02% (a)	1,714,780	1,714,780

TOTAL MONEY MARKET SECURITIES (Cost $1,714,780)		1,714,780

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Fair Value

TOTAL INVESTMENTS (Cost $40,031,193) - 102.62%	$35,023,977
LIABILITIES IN EXCESS OTHER ASSETS, NET - (2.62)%	(895,662)
NET ASSETS - 100.00%	$34,128,315

Percentages are stated as a percent of net assets.

(a)	Variable rate security. Rate shown represents the yield at September 30, 2014 and resets daily.
(b)	This security is currently valued by the Advisor using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee.
(c)	Variable rate security. Rate shown represents the rate in effect at September 30, 2014.
(d)	Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors.
(e)	Non-income producing security.
(f)	Security is illiquid at September 30, 2014, at which time the aggregate value of illiquid securities is $1,822,745 or 5.34% of net assets.
(g)	Issue is in default.
(h)	Security exempted from registration under Regulation S of the Securities Act of 1933.
(i)	Partial interest payments made during the period ended September 30, 2014.

See accompanying notes which are an integral part of these financial statements.

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCK - 99.40%	Shares	Fair Value

Consumer Discretionary - 10.69%
Genuine Parts Co.	2,500	$219,275
Lowe's Cos., Inc.	4,200	222,264
McDonald's Corp.	1,900	180,139
PetMed Express, Inc.	10,000	136,000
Tim Hortons, Inc.	2,000	157,620
		915,298
Consumer Staples - 15.80%
Altria Group, Inc.	4,500	206,730
Clorox Co.	2,300	220,892
McCormick & Co., Inc.	2,600	173,940
PepsiCo, Inc.	2,500	232,725
Procter & Gamble Co.	2,200	184,228
Walgreen Co.	2,800	165,956
Wal-Mart Stores, Inc.	2,200	168,234
		1,352,705
Energy - 6.54%
Chevron Corp.	1,400	167,048
Helmerich & Payne, Inc.	1,800	176,166
Suncor Energy, Inc.	6,000	216,900
		560,114
Financials - 20.30%
Aflac, Inc.	3,200	186,400
BB&T Corp.	6,500	241,865
Chubb Corp.	1,900	173,052
Cincinnati Financial Corp.	3,300	155,265
Commerce Bancshares, Inc.	4,000	178,580
Franklin Resources, Inc.	3,300	180,213
Prudential Financial, Inc.	2,000	175,880
T Rowe Price Group, Inc.	2,600	203,840
US Bancorp	5,800	242,614
		1,737,709
Health Care - 14.76%
AbbVie, Inc.	3,400	196,384
Amgen, Inc.	1,400	196,644
CR Bard, Inc.	1,500	214,065
Johnson & Johnson	2,000	213,180
Medtronic, Inc.	3,600	223,020
Teva Pharmaceutical Industries Ltd. (b)	4,100	220,375
		1,263,668

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

COMMON STOCK - 99.40% (continued)	Shares	Fair Value

Industrials - 4.39%
United Technologies Corp.	1,800	$190,080
Waste Management, Inc.	3,900	185,367
		375,447
Information Technology - 14.29%
Apple, Inc.	1,400	141,050
Automatic Data Processing, Inc.	3,000	249,240
Linear Technology Corp.	4,300	190,877
Maxim Integrated Products, Inc.	7,000	211,680
QUALCOMM, Inc.	2,700	201,879
Texas Instruments, Inc.	4,800	228,912
		1,223,638
Materials - 6.72%
Albemarle Corp.	3,100	182,590
Nucor Corp.	3,600	195,408
Sherwin-Williams Co.	900	197,091
		575,089
Telecommunication Services - 4.26%
AT&T, Inc.	6,200	218,488
Rogers Communications, Inc. - Class B	3,900	145,938
		364,426
Utilities - 1.65%
Consolidated Edison, Inc.	2,500	141,650

TOTAL COMMON STOCK (Cost $7,936,988)		8,509,744

MONEY MARKET SECURITIES - 0.47%
Federated Prime Obligations Fund - Institutional Shares, 0.02% (b)	40,427	40,427

TOTAL MONEY MARKET SECURITIES (Cost $40,427)		40,427

TOTAL INVESTMENTS (Cost $7,977,415) - 99.87%		$8,550,171
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.13%		11,376
NET ASSETS - 100.00%		$8,561,547

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the yield at September 30, 2014, is subject to change and resets daily.
(b)	American Depositary Receipt.

See accompanying notes which are an integral part of these schedules of investments.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
September 30, 2014 (Unaudited)

The following is a summary of significant accounting policies followed by IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”), IMS Strategic Income Fund (the “Income Fund”) and IMS Dividend Growth Fund (the “Dividend Growth Fund”), each a series of 360 Funds (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuations and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value  (NAV) provided  by the service  agent of the funds. These securities will be categorized as Level 1 securities.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
September 30, 2014 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – Fixed income securities such as corporate bonds, municipal bonds, reverse convertible bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. See the chart on page 32 for more information on the inputs used by the Advisor in determining fair value of such level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The Trust has adopted Consolidated Valuation Procedures which established a Valuation Committee (the “VC”) to assist in monitoring all securities that are manually priced (Level 3 securities). The Lead Chairman and Trustee of the Trust, along with the Funds’ Principal Financial Officer and Chief Compliance Officer are members of the VC which meets at least monthly or, as required, to review the interim actions and coordination with the Advisor in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security.  In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
September 30, 2014 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – The following is a summary of the inputs used to value the Value Fund’s investments as of September 30, 2014:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$37,542,392	$–	$–	$37,542,392
Money Market Securities	71,529	–	–	71,529
Total	$37,613,921	$–	$–	$37,613,921

*	Refer to the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund did not hold any derivative instruments during the reporting period. During the three month period ended September 30, 2014, there were no transfers between levels. The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Income Fund’s investments as of September 30, 2014:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$11,845,585	$–	$–	$11,845,585
Corporate Bonds	–	10,913,547	2,785,763	13,699,310
Reverse Convertible Bonds	–	4,830,829	–	4,830,829
Foreign Bonds	–	2,933,473	–	2,933,473
Money Market Securities	1,714,780	–	–	1,714,780
Total	$13,560,365	$18,677,849	$2,785,763	$35,023,977

*	Refer to the Schedule of Investments for industry classifications.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2014	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2014
Corporate Bonds	$3,435,702	$21,118	$–	$(17,852)	$–	$(653,205)	$–	$–	$2,785,763
Total	$3,435,702	$21,118	$–	$(17,852)	$–	$(653,205)	$–	$–	$2,785,763

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
September 30, 2014 (Unaudited)

Securities Valuations and Fair Value Measurements (continued) – The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of September 30, 2014:

Quantitative information about Level 3 fair value measurements
	Fair value at 9/30/2014	Valuation technique(s)	Unobservable input	Range (Weighted Average)
Corporate bonds	$1,699,463	Market based	Dealer quote or historical prices	69.5-100(94.2)	(1)
	1,086,300	Discounted cash flow	Discount Rate	14.40%	(2)
			Anticipated number of payments	32	(2)
			Anticipated frequency of payment	Quarterly	(3)

(1)	A significant decrease in the input in isolation would result in a significantly lower fair valuation measurement.

(2)	A significant increase in this input in isolation would result in a significantly lower fair value measurement.

(3)	A significant increase in this input in isolation would result in a significantly higher fair value measurement.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at

September 30, 2014 was $16 as shown below.

Total Change in Unrealized Appreciation (Depreciation)
Corporate Bonds	$16
Total	$16

The Income Fund did not hold any derivative instruments during the reporting period. During the three month period ended September 30, 2014, there were no transfers between levels. See reconciliation of investments for Level 3 securities in chart on previous page. The Income Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of September 30, 2014:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$8,509,744	$–	$–	$8,509,744
Money Market Securities	40,427	–	–	40,427
Total	$8,550,171	$–	$–	$8,550,171

*	Refer to the Schedule of Investments for industry classifications.

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Dividend Growth Fund did not hold any derivative instruments during the reporting period. During the three month period ended September 30, 2014, there were no transfers between levels. The Dividend Growth Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
September 30, 2014 (Unaudited)

Foreign  Currency – Investment  securities  denominated  in  foreign  currencies  are  translated  into  U.S.  dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated  in foreign  currencies  are  translated  into  U.S. dollar  amounts  on the  respective  dates of such transactions. Reported net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reverse Convertible Bonds – The Funds may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year or less) that are linked to individual equity securities. These notes make regular interest payments by the issuer, but also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

Restricted Securities – Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

IMS FAMILY OF FUNDS
NOTES TO THE SCHEDULES OF INVESTMENTS
September 30, 2014 (Unaudited)

Restricted Securities (continued) – At September 30, 2014, the aggregate value of such securities amounted to $5,211,790 and the value amounts to 15.27% of the net assets of the Income Fund.

	Acquisition Date	Shares or Principal Amount	Amortized Cost	Fair Value
Bridgemill Finance, LLC, 8.000%, 07/15/2017	7/12/2007	$967,857	$967,857	$963,018
Cash Store Financial Services, Inc. 11.500%,
01/31/2017	5/21/2012(a)	1,289,000	1,169,210	220,128
Chukchansi Economic Development Authority,
9.750%, 05/30/2020	4/25/2011(b)	2,227,651	1,772,750	1,537,079
Newland International Properties Corp.,
9.500%, 07/03/2017	6/3/2011	1,018,840	875,792	387,159
Oceanografia SA de CV, 11.250%, 07/15/2015	12/6/2012(c)	1,150,000	1,018,414	172,500
O&G Leasing, LLC, 10.500%, 09/15/2013	4/4/2007(d)	1,530,000	1,512,436	1,086,300
Panama Canal Railway Co., 7.000%, 11/01/2026	2/27/2013	592,200	572,963	585,686
Plaza of Orlando Condominium Finance Co. LLC,
5.500%, 05/15/2031	8/30/2006(e)	361,000	328,817	259,920
			$8,218,239	$5,211,790

(a)	Purchased on various dates beginning 05/21/2012.
(b)	Purchased on various dates beginning 04/25/2011.
(c)	Purchased on various dates beginning 12/06/2012.
(d)	Purchased on various dates beginning 04/04/2007.
(e)	Purchased on various dates beginning 08/30/2006.

Investments – As of September 30, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Gross Appreciation	$4,553,183	$622,730	$667,301
Gross (Depreciation)	(2,509,930)	(5,638,996)	(94,545)
Net Appreciation (Depreciation) on Investments	$2,043,253	$(5,016,266)	$572,756
Tax Cost	$35,570,668	$40,040,243	$7,977,415

The difference between book basis and tax basis unrealized appreciation (depreciation) for the Income Fund is attributable to cumulative trust preferred securities, the tax deferral of losses on wash sales, and reverse convertible bonds.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	President
Date:	November 24, 2014

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	November 24, 2014